Summary of Significant Accounting Policies (Details) - Schedule of Table Presents the Revenue Streams by Segments with the Presentation of Revenue Categories Presented on the Consolidated Statements of Operations for the Years - USD ($)
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service	$ 16,005,608	$ 2,373,898	$ 25,693,427	$ 2,553,829	$ 24,610,309	$ 929,555
Platform Business, Asset management service	1,287,662	1,632,998	2,631,319	3,397,456	6,106,671	9,420,438
Platform Business, Money lending service	38,175	37,871	76,333	99,194	176,175	961,522
Platform Business, Real estate agency service	39,488	44,905	43,534	115,516	187,072	157,088
Total	17,370,933	4,089,672	28,444,613	6,165,995	31,080,227	11,468,603
Loans [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service
Platform Business, Asset management service
Platform Business, Money lending service	38,175	37,871	76,333	99,194	176,175	961,522
Platform Business, Real estate agency service
Total	$ 38,175	$ 37,871	$ 76,333	$ 99,194	176,175	961,522
Commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service					24,610,309
Platform Business, Asset management service					1,764,310
Platform Business, Money lending service
Platform Business, Real estate agency service					187,072
Total					26,561,691
Recurring service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service
Platform Business, Asset management service					4,342,361	5,338,848
Platform Business, Money lending service
Platform Business, Real estate agency service
Total					$ 4,342,361	5,338,848
Commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Distribution Business, Insurance brokerage service						929,555
Platform Business, Asset management service						4,081,590
Platform Business, Money lending service
Platform Business, Real estate agency service						157,088
Total						$ 5,168,233